Accounts Payable and Accrued Liabilities (Detail) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Account Payable And Accrued Liabilities [Line Items]
Accounts payable	$ 2,786,643	$ 3,569,011	$ 2,036,615
Physician share of MSSP		0	62,000
Advance capitation payment to APAACO from CMS	9,292,564	0
Accrued compensation	3,297,093	2,860,340	2,156,339
Income taxes payable	333	20,827	110,653
Accrued interest	192,895	54,158	4,500
Accrued professional fees	643,455	1,379,037	202,200
Accounts payable and accrued liabilities	$ 16,212,983	$ 7,883,373	$ 4,572,307